Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Mortgage loans	$11,093	$6,129
Investments	11,093	6,129
Reinsurance recoverables	624	655
Other assets	4,130	4,259
Assets	15,847	11,043
Commitments to fund mortgage loans	—	97
Liabilities	—	97
Total	$15,847	$11,140
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in thousands)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(255)
Reduction of allowance related to sales	255
Write-offs	—
Ending balance	$—